CAPITAL STOCK	12 Months Ended
Dec. 31, 2021
Capital Stock [Abstract]
CAPITAL STOCK [Text Block]

8. CAPITAL STOCK

Authorized shares

The Company's authorized capital stock consists of an unlimited number of common shares and an unlimited number of preferred shares without nominal or par value.

Issued and outstanding

As of December 31, 2021, the Company had 145,648,764 common shares and no preferred shares outstanding.

2021

In February 2021, the Company completed a prospectus offering of 15,007,500 common shares at a price of US$9.20 per common share for gross proceeds of $138,069. The Company incurred $6,645 of related capital stock issue costs.

The Company also issued 1,311,633 common shares at prices ranging from C$1.88 per share to C$8.24 per share for gross proceeds of $2,754 upon the exercise of stock options.

2020

The Company completed private placements for a total of 18,881,366 common shares at prices ranging from C$7.28 to C$7.50 per common share for total gross proceeds of $105,264. The Company incurred $1,497 of related capital stock issue costs.

The Company also issued 2,927,250 common shares at prices ranging from C$0.16 to C$8.24 per common share for gross proceeds of $3,546 upon the exercise of stock options and 50,000 common shares at a price of C$4.03 per common share upon the exercise of warrants for gross proceeds of $150. Accordingly, the Company reallocated $2,199 from reserves to capital stock.

Stock options

During 2021, the Company amended its Stock Option Plan to a "rolling 5.5%" plan which authorizes the grant of stock options to directors, officers, employees, and consultants, enabling them to acquire common shares of the Company to a collective maximum of 5.5% (previously 10.0%) of the then issued and outstanding common shares. The exercise price of any option is the market price of the Company's stock as at the date of the grant. The options can be granted for a maximum term of ten years with vesting determined by the Board of Directors.

A summary of the Company's stock option transactions during the year is as follows:

	2021		2020
	Number of	Weighted average	Number of	Weighted average
	options	exercised price (C$)	options	exercised price (C$)
Outstanding, beginning of year	6,031,500	$4.55	8,758,750	$3.38
Granted	1,562,500	10.36	225,000	12.25
Exercised*	(1,311,633)	2.63	(2,927,250)	1.63
Forfeited	(65,667)	8.80	(25,000)	8.21
Outstanding, end of year	6,216,700	$6.37	6,031,500	$4.55

*During 2021, the weighted average market value of the Company's shares at the dates of exercise was C$11.04 (2020 - C$11.25).

During 2021, the Company granted 1,562,500 stock options to officers, employees, and contractors with exercise prices ranging from C$9.79 to C$10.87 and expiring five years from the grant date. These options vest over a 3-year period with 1/3 vesting after each of one year, two years, and three years after the grant date, respectively.

During 2020, the Company granted 225,000 stock options to directors, officers, and employees with exercise prices ranging from C$11.22 to C$12.63 per share and expiring five years from the grant date. These options vest over a 3-year period with 1/3 vesting after each of one year, two years, and three years after the grant date, respectively.

Stock options outstanding and exercisable as of December 31, 2021 are as follows:

		Options outstanding		Options exercisable
	Exercise	Number of shares	Remaining life	Number of shares
Expiry date	price (C$)	issuable on exercise	(years)	issuable on exercise
August 4, 2022	$1.88	397,500	0.59	397,500
January 2, 2023	$1.84	350,000	1.01	350,000
January 4, 2023	$1.94	570,000	1.01	570,000
November 13, 2023	$3.30	172,500	1.87	172,500
December 14, 2023	$3.24	1,235,000	1.95	1,235,000
May 30, 2024	$4.54	110,250	2.41	110,250
September 4, 2024	$8.21	850,000	2.68	850,000
December 19, 2024	$8.24	757,950	2.97	501,699
September 14, 2025	$12.53	150,000	3.71	50,000
November 11, 2025	$12.63	25,000	3.87	8,333
December 7, 2025	$11.22	50,000	3.94	16,667
February 25, 2026	$10.87	742,000	4.16	-
July 26, 2026	$9.97	100,000	4.57	-
August 3, 2026	$10.80	52,500	4.59	-
December 21, 2026	$9.79	654,000	4.98	-
		6,216,700		4,261,949

The weighted average remaining life of options outstanding is 2.67 years.

Share-based compensation

The fair value of options granted during 2021 and 2020 was estimated using the Black-Scholes Option Pricing Model using the following weighted average assumptions:

	2021	2020
Expected option life (years)	3.56	3.56
Expected volatility	54.90%	54.09%
Expected dividend yield	-	-
Risk-free interest rate	0.72%	0.34%
Expected forfeiture rate	1.00%	1.00%
Fair value per option (C$)	$4.12	$4.76
Total fair value	$5,137	$798

A summary of the Company's share-based compensation for options vested during the year is as follows:

	2021	2020
Portion of options granted during 2019 which vested in the year
Share-based compensation expense	$209	$1,207
Exploration and evaluation expenditures	81	1,224
Mineral property, plant, and equipment	316	-
Subtotal, options granted during 2019	606	2,431

Vested portion of options granted during 2020
Share-based compensation expense	226	78
Exploration and evaluation expenditures	55	36
Mineral property, plant, and equipment	174	-
Subtotal, options granted during 2020	455	114

Vested portion of options granted during 2021
Share-based compensation expense	414	-
Exploration and evaluation expenditures	154	-
Mineral property, plant, and equipment	902	-
Subtotal, options granted during 2021	1,470	-

Subtotal, share-based compensation expense	849	1,285
Subtotal, exploration and evaluation expenditures	290	1,260
Subtotal, mineral property, plant, and equipment	1,392	-
Total share-based compensation on vested options	$2,531	$2,545

Share-based compensation expense
Share-based compensation expense - stock options	$849	$1,285
Share-based compensation expense - deferred share units	869	176
Share-based compensation expense - restricted share units	3	-
Total, share-based compensation expense	$1,721	$1,461

Share-based payment reserve

The share-based payment reserve records items recognized as share-based compensation. At the time that stock options are exercised, the corresponding amount is reallocated to share capital or, if cancelled or expired, the corresponding amount is reallocated to deficit.

A summary of share-based payment reserve transactions is as follows:

	2021	2020
Balance, beginning of year	$8,978	$8,668
Share-based compensation, stock options	2,531	2,545
Stock options exercised, reallocated to capital stock	(1,619)	(2,199)
Stock options forfeited, reallocated to deficit	(108)	(36)
Balance, end of year	$9,782	$8,978

Share unit plan

On June 15, 2021, the shareholders of the Company approved the adoption of a new Equity Share Unit Plan for the Company (the "SU Plan") pursuant to which the Company may grant share units ("SUs"), including restricted share units ("RSUs"), performance share units and deferred share units ("new DSUs"). The SU Plan provides for up to 1.5% of the outstanding common shares of the Company from time to time to be issuable to settle share units granted under the SU Plan. With the implementation of the SU Plan, the Company's former cash-settled DSU plan ("old DSU plan") was phased out and no new awards of DSUs will be granted under that plan ("old DSUs").

The SUs will be subject to any combination of time-based vesting and performance-based vesting conditions as the Board of Directors shall determine from time to time. Unless set forth in the particular award agreement, the Board of Directors may elect one or any combination of the following settlement methods for the settlement of SUs: issuing shares from treasury, causing a broker to purchase shares on the TSX; and/or paying cash. While the SUs issued during 2021 did not specify a method of settlement, the Company determined that at least a portion would be settled by a brokered purchase or cash. Accordingly, the Company recorded the value of SUs issued during the year as an accrued liability.

DSUs

Old DSU plan

During 2019, the Board of Directors approved the old DSU plan. Each old DSU entitles the holder to receive cash equal to the current market value of the equivalent number of common shares of the Company. Old DSUs vest immediately and become payable upon the retirement of the holder. The share-based compensation expense related to old DSUs is calculated using the fair value method based on the market price of the Company's shares at the end of each reporting period. As old DSUs are cash settled, the Company records a corresponding liability in accounts payable and accrued liabilities. Old DSUs will remain in effect but no further old DSUs may be awarded under the old DSU plan as the Company adopted the SU Plan (see above).

During 2021, the Company issued 57,000 old DSUs (excluding new DSUs) to directors of the Company as compensation for service in 2020. During 2020, the Company issued 6,000 old DSUs to a director upon their appointment to the Board.

New DSUs

During 2021, the Company issued a total of 66,000 new DSUs to directors of the Company. New DSUs vest immediately and become payable upon the retirement of the holder. The share-based compensation expense related to new DSUs was calculated using the fair value method based on the market price of the Company's shares at the end of each reporting period and the Company records a corresponding liability in accounts payable and accrued liabilities.

Share-based compensation expense and accrued DSU liability

As of December 31, 2021, the market value of the Company's common shares was C$10.00 (2020 - C$14.19). Accordingly, during 2021, the Company recorded share-based compensation expense of $869 (2020 - $176), including an expense of $981 from all DSUs granted during 2021 offset by a recovery of $112 from old DSUs previously granted. At December 31, 2021, the Company recorded an accrued liability of $1,234 (2020 - $373) for all DSUs.

The following table summarizes the change in the accrued DSU liability:

	2021	2020
Outstanding, beginning of year	$373	$186
Change in accrued DSU liability	869	176
Effect of foreign currency translation	(8)	11
Outstanding, end of year	$1,234	$373

RSUs

During 2021, the Company issued a total of 83,500 RSUs to officers and employees of the Company. These RSUs vest over a 3-year period with 1/3 of the options vesting after each of one year, two years, and three years after the grant date, respectively. Share-based compensation of RSUs is calculated using the fair-value method based on the market price of the Company's shares at the grant date and is recorded over the vesting period. Where RSUs are subject to vesting, each vesting tranche is considered a separate award with its own vesting period and grant date fair value. Share-based compensation is recognized over the tranche's vesting period as either an expense, exploration and evaluation expenditure, or capitalized as mineral property, plant, and equipment, with a corresponding change in accrued liabilities. The value of vested RSUs is remeasured at each reporting date to the current market price of the Company's shares.

As of December 31, 2021, the market value of the Company's common shares was C$10.00. Accordingly, during 2021, the Company recorded share-based compensation of $11, including an expense of $3, exploration and evaluation expenditures of $2, and mineral property, plant, and equipment of $6. As at December 31, 2021, the Company recorded an accrued liability of $11 for RSUs.

The following table summarizes the change in the accrued RSU liability:

	2021	2020
Outstanding, beginning of year	$-	$-
Change in accrued RSU liability	11	-
Outstanding, end of year	$11	$-